Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets, Net [Abstract]
Schedule of presents the intangible asset
	Software	Capitalized software development costs	Developed Technology	Total
	$	$	$	$
Balance as of January 1, 2020	24	9,406	-	9,430
Additions	-	-	-	-
Amortization expense	(17)	(5,155)	-	(5,172)
Foreign currency translation difference	-	4	-	4

Accumulated impairment loss	(1)	(702)	-	(703)
Foreign currency translation difference		(21)	-	(21)

Balance as of December 31, 2020	6	3,532	-	3,538

Additions	-	-	-	-
Acquisition of a subsidiary	-	-	4,492	4,492
Disposal	-	(554)	-	(554)
Amortization expense	-	(2,017)	(93)	(2,110)
Foreign currency translation difference	(6)	17	-	11

Accumulated impairment loss	-	-	-	-
Foreign currency translation difference	-	-	-	-
	-	-	-	-
Balance as of December 31, 2021	-	978	4,399	5,377

Schedule of annual estimated amortization expenses for the intangible assets
$
2022	1,427
2023	449
2024	449
2025	449
2026 and thereafter	2,603
5,377